Borrowings - Schedule of Maturities of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,068,584	$ 960,159	$ 764,570
Borrowings, principal amount	1,069,611
Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	32,702
Within two years
Disclosure of detailed information about borrowings [line items]
Borrowings	14,590
Within three years
Disclosure of detailed information about borrowings [line items]
Borrowings	14,784
Within four years
Disclosure of detailed information about borrowings [line items]
Borrowings	14,996
Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 992,539